Investments and Derivative Instruments (Fair Value Hedges) (Details) (Fair value hedges [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income, Derivative	$ (16)	[1]	$ (96)	[1]	$ (48)	[1]
Gain or (Loss) Recognized in Income, Hedged Item	10	[1]	93	[1]	43	[1]
Interest Rate Swap [Member] | Net realized capital gains (losses) [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income, Derivative	(3)	[1]	(73)	[1]	(43)	[1]
Gain or (Loss) Recognized in Income, Hedged Item	(3)	[1]	70	[1]	36	[1]
Interest Rate Swap [Member] | Benefits, losses and loss adjustment expenses [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income, Derivative			(1)		(1)
Gain or (Loss) Recognized in Income, Hedged Item			0		3
Foreign Currency Swap [Member] | Net realized capital gains (losses) [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income, Derivative	(7)	[1]	(1)	[1]	8	[1]
Gain or (Loss) Recognized in Income, Hedged Item	7	[1]	1	[1]	(8)	[1]
Foreign Currency Swap [Member] | Benefits, losses and loss adjustment expenses [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income, Derivative	(6)	[1]	(22)	[1]	(12)	[1]
Gain or (Loss) Recognized in Income, Hedged Item	$ 6	[1]	$ 22	[1]	$ 12	[1]

[1]	The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.